Segments and Geographic Areas (Details 1) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets [Abstract]
Total	$ 164,763,676	$ 94,235,112	$ 63,444,488	[1]
Operating Segments
Assets [Abstract]
Total	164,763,676	94,235,112
Unallocated assets
Assets [Abstract]
Total		16,199,373	11,270,378
Intersegment Eliminations [Member]
Assets [Abstract]
Total		0	(5,051,660)
Legacy YOD | Operating Segments
Assets [Abstract]
Total	$ 635,128	26,442,810	27,141,163
Wecast Services | Operating Segments
Assets [Abstract]
Total		$ 51,592,929	$ 30,084,607

[1]	The above consolidated balance sheets include Shanghai Guang Ming Investment Management Limited (“Guang Ming”). The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 80550 (See Note 6 “Acquisition”)